SHORT-TERM BORROWINGS - Due to third party (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to third party	$ 28,290	¥ 200,000	¥ 1,081,096
Interest 10% annual interest, due on September 8, 2019 [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to third party			1,081,096
Interest 15% annual interest, due on June 23, 2021 [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to third party	$ 28,290	¥ 200,000	¥ 0